Business Combination - Summary of Business Acquistion Equity Intererests Issued or Issuable (Parenthetical) (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Nov. 13, 2023 CNY (¥) units shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 $ / shares	Nov. 13, 2023 USD ($) shares
Business Combination [Line items]
Business combination gain loss due to changes in fair value of contingent consideration liability		¥ (29,339)	¥ 0	¥ 0
Xiaoju Group [Member]
Business Combination [Line items]
Share price | $ / shares					$ 7.83
Xiaoju Group [Member] | Common Class A [Member]
Business Combination [Line items]
Business combination equity interests issued or issuable shares | shares	58,164,217
Payment towards technical support and advisory services	¥ 180,696
Xiaoju Group [Member] | Common Class A [Member] | Start of production milestone [Member]
Business Combination [Line items]
Business combination equity interests issued or issuable shares | shares	4,636,447
Xiaoju Group [Member] | Common Class A [Member] | Earn out period milestone [Member]
Business Combination [Line items]
Number of units to be delivered based on which shares will be issued contingently | units	100,000
Business combination shares to be issued contingently minimum | shares	0					0
Business combination shares to be issued contingently maximum | shares	28,331,126					28,331,126
Business combination contingent consideration arrangements range of outcomes value low | $						$ 0
Business combination contingent consideration arrangements range of outcomes value high	¥ 1,592,071
Business combination contingent consideration liability		393,473
Business combination gain loss due to changes in fair value of contingent consideration liability		29,339
Xiaoju Group [Member] | Common Class A [Member] | Earn out period milestone [Member] | Maximum [Member]
Business Combination [Line items]
Business combination contingent consideration arrangements, change in range of outcomes contingent consideration, liability, value, high		1,463,821
Xiaoju Group [Member] | Common Class A [Member] | Earn out period milestone [Member] | Minimum [Member]
Business Combination [Line items]
Business combination contingent consideration arrangements, change in range of outcomes contingent consideration, liability, value, low		¥ 0